Other financial assets, Non-current	12 Months Ended
Mar. 31, 2025
Other Financial Assets Non-current
Other financial assets, Non-current
22	Other financial assets, Non-current

	March 31,
	2024	2025
Security deposits	24,039	90,714
Total	24,039	90,714

Security deposit represents fair value at initial recognition of amount paid to landlord for the leased premises. Subsequently, such amounts are measured at amortized cost. As on March 31, 2025, remaining tenure for security deposits ranges from 6 months to 9 years (March 31, 2024: 1 to 4.5 years).

Security deposit includes an amount of INR 40,319 (March 31, 2024: Nil) maintained with ICICI Bank as a security deposit in relation to the ongoing legal proceedings with Ezeego One Travel & Tours Ltd.